OTHER CURRENT LIABILITIES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
OTHER CURRENT LIABILITIES AND ACCRUED EXPENSES

NOTE 6 – OTHER CURRENT LIABILITIES AND ACCRUED EXPENSES

	December 31, 2018	December 31, 2017
Handset purchases	$37,405	$14,335
Payroll and employee benefits	16,587	15,711
Value-added tax and other business taxes	13,990	15,283
Dealer commissions and subsidies	13,411	18,708
Interconnection and roaming charges payable	13,017	11,224
Accrued transmission costs	7,997	6,941
Accrued legal contingencies	7,381	3,087
Current portion of license obligation	6,506	6,507
Interest payable	5,963	7,019
Income and withholding taxes	3,087	7,313
Other	18,091	22,754

Other current liabilities and accrued expenses	$143,435	$128,882